Minimum Future Lease Payments under non-cancelable operating leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 81
2015	23
Total minimum future lease payments	$ 104